SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Segment and geography information -3 (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	¥ 10,196	$ 1,563	¥ 11,212	¥ 10,063
Long-Lived Assets	48,849
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	8,647
Long-Lived Assets	30,635
GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,212
Long-Lived Assets	15,670
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	337
Long-Lived Assets	¥ 2,544